Senior Notes	12 Months Ended
Dec. 31, 2020
Senior Notes [Member]
Senior Notes
NOTE 9 – SENIOR NOTES
On November 3, 2020, the Company issued $800.0 million in aggregate principal amount of senior unsecured notes due November 15, 2025 (the “Senior Notes”). The Senior Notes accrue interest at a rate of 5.500% per annum. Interest on the Senior Notes is due semi-annually on May 15 and November 15 of each year, beginning on May 15, 2021. As of December 31, 2020, the Senior Notes balance was $789.3 million, net of discounts and issuance costs.
On or after November 15, 2022, the Company may, at its option, redeem the Senior Notes in whole or in part during the twelve-month period beginning on the following dates at the following redemption prices: November 15, 2022 at 102.750%; November 15, 2023 at 101.375%; or November 15, 2024 until maturity at 100.000%, of the principal amount of the Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest. Prior to November 15, 2022, the Company may, at its option, redeem up to 40% of the aggregate principal amount of the Senior Notes originally issued at a redemption price of 105.500% of the principal amount of the Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest with the net proceeds of certain equity offerings. In addition, the Company may, at its option, redeem the Senior Notes prior to November 15, 2022 at a price equal to 100% of the principal amount redeemed plus a “make-whole” premium, plus accrued and unpaid interest.
The indenture governing the Senior Notes contains customary terms and restrictions, subject to a number of exceptions and qualifications. The Company was in compliance with the terms of the indenture as of December 31, 2020.
On May 15, 2020, SFS Holding Corp., the Company’s member, issued and sold $200 million in aggregate principal amount of senior secured notes and on June 15, 2020 and July 15, 2020, SFS Holding Corp. issued and sold an additional aggregate $100 million in principal amount of senior secured notes (collectively, the “SFS Notes”) and had the ability to issue up to an additional $200 million in principal amount of senior secured notes on the same terms. The Company guaranteed the SFS Notes.
The gross proceeds from the SFS Notes of $300 million were contributed to the Company by SFS Holding Corp., and the Company distributed $449.5 million to SFS Holding Corp., which was used by SFS Holdings Corp. to repay in full, including accrued interest, and terminate the SFS Notes on September 16, 2020.